Leases (Details 3) - CubeBio Co., Ltd. [Member] ₩ in Thousands	12 Months Ended
Dec. 31, 2025 KRW (₩)
Entity Information [Line Items]
Within 1 year	₩ 163,727
Between 1 and 5 years	497,711
Over 5 years
Total	661,438
Less: imputed interest	(108,807)
Lease liabilities	₩ 552,631